Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Geographic Information
1)	Geographic information

	December 31,	December 31,
	2021	2022
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$1,953,007.7	$2,510,238.7
United States	41,208.7	153,137.8
China	41,895.2	90,349.7
Europe, the Middle East and Africa	143.9	140.7
Japan	1,011.0	15,432.5
Others	0.5	1.9

	$2,037,267.0	$2,769,301.3

Major Customers Representing at Least 10% of Net Revenue
2)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2020		2021		2022
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	$336,775.5	25	$405,403.0	26	$529,649.2	23
Customer B	NA	NA	153,740.8	10	NA	NA
Customer C	167,390.8	12	NA	NA	NA	NA

Note:	Revenue less than 10% of the Company’s net revenue.